Quarterly Holdings Report
for

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

January 31, 2021

EME-QTLY-0321
1.861978.112

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Cyprus - 0.8%
Headhunter Group PLC ADR	10,000	$309,100
Ozon Holdings PLC ADR (a)	5,100	257,426

TOTAL CYPRUS		566,526

Greece - 1.7%
EFG Eurobank Ergasias SA (a)	617,200	411,502
Jumbo SA	26,536	417,026
Sarantis SA	34,100	375,335

TOTAL GREECE		1,203,863

Iceland - 1.5%
Festi hf	410,100	565,886
Siminn HF	8,100,000	535,235

TOTAL ICELAND		1,101,121

Kenya - 1.7%
Safaricom Ltd.	3,735,944	1,215,920
Kuwait - 1.2%
Mobile Telecommunication Co.	412,200	861,699
Netherlands - 1.9%
X5 Retail Group NV GDR (Reg. S)	39,100	1,383,358
Nigeria - 2.6%
Guaranty Trust Bank PLC	9,963,598	870,789
Nigerian Breweries PLC	6,192,722	988,325

TOTAL NIGERIA		1,859,114

Qatar - 1.3%
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	1,029,200	932,335
Romania - 2.5%
Banca Transilvania SA	1,654,623	945,475
BRD-Groupe Societe Generale	233,935	876,015

TOTAL ROMANIA		1,821,490

Russia - 21.1%
Gazprom OAO	1,348,713	3,790,372
Lukoil PJSC	26,100	1,855,405
Lukoil PJSC sponsored ADR	12,995	924,724
MMC Norilsk Nickel PJSC	7,400	2,382,225
Moscow Exchange MICEX-RTS OAO	472,000	980,360
NOVATEK OAO	90,600	1,525,164
Novolipetsk Steel OJSC	100,000	277,907
Sberbank of Russia	1,055,550	3,580,841

TOTAL RUSSIA		15,316,998

Saudi Arabia - 17.5%
Al Rajhi Bank	163,130	3,175,005
Aldrees Petroleum and Transport Services Co.	21,500	373,170
Bupa Arabia for Cooperative Insurance Co. (a)	28,700	895,273
Dr Sulaiman Alabama Habib Medical Services Group Co.	17,500	538,433
National Commercial Bank	203,300	2,336,159
Saudi Arabian Oil Co.	211,700	1,961,387
Saudi Basic Industries Corp.	112,900	3,088,368
Saudi Dairy & Foodstuffs Co.	7,000	300,477

TOTAL SAUDI ARABIA		12,668,272

Slovenia - 1.0%
Krka dd Novo mesto	6,500	750,945
South Africa - 37.6%
African Rainbow Minerals Ltd.	27,300	492,088
Anglo American Platinum Ltd.	21,500	2,138,940
AngloGold Ashanti Ltd.	113,600	2,647,185
AVI Ltd.	91,600	456,110
Capitec Bank Holdings Ltd. (a)	19,738	1,806,760
Cashbuild Ltd.	47,500	893,926
City Lodge Hotels Ltd.	4,914,000	946,018
Clicks Group Ltd.	61,583	1,011,827
DRDGOLD Ltd.	1,530,214	1,605,520
Imperial Holdings Ltd.	328,100	918,013
JSE Ltd.	95,000	720,351
KAP Industrial Holdings Ltd. (a)	3,395,700	822,806
Massmart Holdings Ltd. (a)	277,000	737,125
Nampak Ltd. (a)	1,322,200	176,391
Naspers Ltd. Class N	26,203	6,061,523
PSG Group Ltd.	271,700	1,155,822
Sasol Ltd. (a)	43,000	463,514
Shoprite Holdings Ltd.	88,000	813,322
Spar Group Ltd.	48,600	621,454
Standard Bank Group Ltd.	234,386	1,943,109
Vodacom Group Ltd.	106,000	864,661

TOTAL SOUTH AFRICA		27,296,465

United Arab Emirates - 2.7%
Abu Dhabi National Oil Co. for Distribution PJSC	595,231	627,130
Aldar Properties PJSC	860,000	819,460
Dubai Financial Market PJSC (a)	1,567,402	524,864

TOTAL UNITED ARAB EMIRATES		1,971,454

United Kingdom - 2.1%
Antofagasta PLC	26,000	509,422
Georgia Capital PLC (a)	17,500	120,607
Network International Holdings PLC (a)(b)	98,000	460,831
Shenzhen Transsion Holdings Co. Ltd. ELS (UBS AG London Branch Bank Warrant Program) Class A warrants 7/14/22 (a)(b)	14,000	448,680

TOTAL UNITED KINGDOM		1,539,540

United States of America - 0.2%
Kosmos Energy Ltd.	75,000	166,500
TOTAL COMMON STOCKS
(Cost $54,315,585)		70,655,600

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.09% (c)
(Cost $1,601,340)	1,601,020	1,601,340
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $55,916,925)		72,256,940
NET OTHER ASSETS (LIABILITIES) - 0.4%		307,051
NET ASSETS - 100%		$72,563,991

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $909,511 or 1.3% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62
Fidelity Securities Lending Cash Central Fund	811
Total	$873

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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